DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
Schedule of major classes of assets and liabilities held for sale and components comprising net loss from our discontinued operations

As of
December 31, 2022
Current assets held-for-sale
Inventory and other current assets	$20,910
Property, plant, and equipment, net	24,239
Intangible assets, net	194,018
Right-of-use assets, net	17,568
Deferred tax asset, net	3,890
Total assets held-for-sale	$260,625

Current liabilities held-for-sale
Trade payables and other current liabilities	$2,629
Lease liabilities	18,097
Debt payable	22,505
Accrued interest payable	610
Total liabilities held-for-sale	$43,841

	Year Ended
	December 31, 2023	December 31, 2022
Revenues from discontinued operations, net of discounts	$10,260	$44,183
Cost of goods sold	9,074	28,705
Gross profit	1,186	15,478

Operating expenses from discontinued operations:
Selling, general, and administrative	2,115	40,153
Depreciation and amortization	2,675	11,055
Total operating expenses from discontinued operations	4,790	51,208

Loss from operations	(3,604)	(35,730)

Other expense
Interest Expense	(580)	(2,250)

Income taxes
Current tax provision	(575)	(628)
Deferred tax benefit	870	—
Total income taxes	295	(628)

Loss from discontinued operations
Loss from discontinued operations, net of taxes	(3,889)	(38,608)
Loss on disposal of discontinued operations	(182,464)	—
Loss from discontinued operations	$(186,353)	$(38,608)